Prepayments And Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Parenthetical) (Detail) - CNY (¥)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Receivables from third party payment service providers, allowance for doubtful accounts	¥ 23,169,000	¥ 4,633,000	¥ 1,222,000	¥ 251,000
Receivables from Third Party Payment Service Providers
Receivables from third party payment service providers, allowance for doubtful accounts	¥ 0	¥ 0